Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	ietft2_SupplementTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Value With Momentum ETF

Important Notice Regarding a Change to the Unitary Management Fee of

Invesco S&P 500 Value With Momentum ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the unitary management fee for the Fund. After giving effect to such waiver, the Fund’s net unitary management fee will be 0.15% of the Fund’s average daily net assets. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 123 of the Prospectus for the Fund:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and Expense Assumption(1)	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.15%

(1)
Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.15%.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 123 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Invesco S&P 500 Value With Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ietft2_SupplementTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Value With Momentum ETF

Important Notice Regarding a Change to the Unitary Management Fee of

Invesco S&P 500 Value With Momentum ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the unitary management fee for the Fund. After giving effect to such waiver, the Fund’s net unitary management fee will be 0.15% of the Fund’s average daily net assets. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 123 of the Prospectus for the Fund:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and Expense Assumption(1)	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.15%

(1)
Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.15%.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 123 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Invesco S&P 500 Value With Momentum ETF | Invesco S&P 500 Value With Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	$ 192

[1]	Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.15%.